UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                         Oppenheimer Quest Balanced Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2003 - October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
-------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
-------------------------------------------------------------------------------
ConocoPhillips                                                             4.9%
-------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                     4.5
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                      4.5
-------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                               3.8
-------------------------------------------------------------------------------
DirecTV Group, Inc. (The)                                                  3.7
-------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                              3.6
-------------------------------------------------------------------------------
Texas Instruments, Inc.                                                    3.4
-------------------------------------------------------------------------------
Alcan, Inc.                                                                3.0
-------------------------------------------------------------------------------
Inco Ltd.                                                                  2.9
-------------------------------------------------------------------------------
Intel Corp.                                                                2.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN COMMON STOCK INDUSTRIES
-------------------------------------------------------------------------------
Insurance                                                                 10.0%
-------------------------------------------------------------------------------
Oil & Gas                                                                  8.8
-------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   6.9
-------------------------------------------------------------------------------
Pharmaceuticals                                                            6.5
-------------------------------------------------------------------------------
Metals & Mining                                                            5.9
-------------------------------------------------------------------------------
Food & Staples Retailing                                                   4.5
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                              3.7
-------------------------------------------------------------------------------
Media                                                                      3.7
-------------------------------------------------------------------------------
Communications Equipment                                                   3.5
-------------------------------------------------------------------------------
Specialty Retail                                                           3.1

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.


                       7 | OPPENHEIMER QUEST BALANCED FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Stocks                   72.5%

   Bonds and Notes          26.3

   Cash Equivalents          1.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on total investments (excluding investments purchased with cash collateral from securities loaned).
--------------------------------------------------------------------------------


                       8 | OPPENHEIMER QUEST BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. In the 12 months ended October 31, 2004, Oppenheimer Quest Balanced Fund outperformed the U.S. equity market and its Lipper Inc. peer group of balanced funds. The Fund's solid performance was due to strong results for a wide variety of individual stocks in the portfolio.

      As always, we emphasized undervalued or out-of-favor stocks that, in our view, had been oversold and stood to appreciate once investor sentiment factored in the corporate environment and/or the company's underappreciated strengths. As a result, our weighting in financials decreased, while our energy and technology weightings increased.

      The top contributors to performance were AT&T Wireless Services, Inc. and Royal Caribbean Cruises Ltd. In anticipation of consolidation within their respective industries, we had purchased these stocks at prices well below their intrinsic values during periods when their industries were suffering from overcapacity and/or excessive competition. AT&T Wireless was strategically positioned to be acquired, and the Fund benefited when AT&T Wireless was, as expected, acquired at a higher share price than our cost. We have since exited the position. As for Royal Caribbean, our expectations of consolidation and, consequently, better operating margins were on target, and Royal Caribbean's stock price has climbed sharply in the past year. We have maintained our investment.

      Also making sizable contributions were British Petroleum plc, which benefited from rising oil prices, and mortgage lender Freddie Mac. Freddie Mac's stock had suffered previously from news of accounting restatements and the dismissal of its senior management team. Yet, the operations were intact and the financial risk was relatively small. Over the course of this fiscal year, many of Freddie Mac's issues were resolved, the stock rebounded, and we sold our holdings.

      Detracting from results were the technology giant Intel Corp., where management has done a poor job, in our opinion; Dollar General Corp., a discount retailer that suffered from a falloff in consumer spending during the summer months; and UnumProvident Corp., a disability insurance company, held back by weak profits and ratings problems. In addition, performance would have been stronger had we assumed a more aggressive position in the bond portfolio. Early on, we reduced the bond portfolio's sensitivity to rising interest rates, emphasizing short-term, primarily investment-grade Treasury and corporate bonds. As short-term rates rose and long-term rates remained unchanged, our cautious positioning resulted in modest underperformance for the bond portfolio.


                       9 | OPPENHEIMER QUEST BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2004. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares performance is measured from the inception of the Class on May 1, 2000. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the S & P 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                      10 | OPPENHEIMER QUEST BALANCED FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Quest Balanced Fund SM (Class A)

    S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer Quest
                          Balanced Fund SM
     Date                     (Class A)            S&P 500 Index

  10/31/1994                    9,425                  10,000
  01/31/1995                    9,177                  10,032
  04/30/1995                   10,284                  11,046
  07/31/1995                   11,471                  12,142
  10/31/1995                   10,966                  12,641
  01/31/1996                   11,942                  13,907
  04/30/1996                   12,466                  14,380
  07/31/1996                   12,188                  14,152
  10/31/1996                   13,362                  15,685
  01/31/1997                   14,452                  17,568
  04/30/1997                   14,133                  17,992
  07/31/1997                   16,439                  21,527
  10/31/1997                   16,727                  20,720
  01/31/1998                   18,140                  22,294
  04/30/1998                   20,219                  25,381
  07/31/1998                   19,637                  25,683
  10/31/1998                   21,394                  25,280
  01/31/1999                   24,486                  29,541
  04/30/1999                   25,714                  30,921
  07/31/1999                   25,799                  30,872
  10/31/1999                   25,990                  31,768
  01/31/2000                   25,447                  32,596
  04/30/2000                   25,779                  34,050
  07/31/2000                   25,120                  33,640
  10/31/2000                   27,493                  33,699
  01/31/2001                   29,370                  32,303
  04/30/2001                   29,992                  29,636
  07/31/2001                   29,799                  28,822
  10/31/2001                   27,945                  25,312
  01/31/2002                   28,100                  27,091
  04/30/2002                   26,639                  25,897
  07/31/2002                   22,104                  22,015
  10/31/2002                   21,830                  21,490
  01/31/2003                   23,017                  20,858
  04/30/2003                   24,759                  22,451
  07/31/2003                   26,831                  24,357
  10/31/2003                   28,787                  25,958
  01/31/2004                   31,158                  28,064
  04/30/2004                   30,423                  27,585
  07/31/2004                   30,852                  27,563
  10/31/2004                   31,605                  28,401

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 3.48%   5-Year 2.77%   10-Year 12.20%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                      11 | OPPENHEIMER QUEST BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Quest Balanced Fund SM (Class B)

    S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer Quest
                          Balanced Fund SM
     Date                     (Class B)            S&P 500 Index

  10/31/1994                   10,000                  10,000
  01/31/1995                    9,724                  10,032
  04/30/1995                   10,879                  11,046
  07/31/1995                   12,114                  12,142
  10/31/1995                   11,566                  12,641
  01/31/1996                   12,580                  13,907
  04/30/1996                   13,106                  14,380
  07/31/1996                   12,795                  14,152
  10/31/1996                   14,002                  15,685
  01/31/1997                   15,126                  17,568
  04/30/1997                   14,773                  17,992
  07/31/1997                   17,163                  21,527
  10/31/1997                   17,440                  20,720
  01/31/1998                   18,887                  22,294
  04/30/1998                   21,010                  25,381
  07/31/1998                   20,372                  25,683
  10/31/1998                   22,163                  25,280
  01/31/1999                   25,333                  29,541
  04/30/1999                   26,570                  30,921
  07/31/1999                   26,614                  30,872
  10/31/1999                   26,781                  31,768
  01/31/2000                   26,171                  32,596
  04/30/2000                   26,487                  34,050
  07/31/2000                   25,752                  33,640
  10/31/2000                   28,156                  33,699
  01/31/2001                   30,078                  32,303
  04/30/2001                   30,715                  29,636
  07/31/2001                   30,518                  28,822
  10/31/2001                   28,618                  25,312
  01/31/2002                   28,777                  27,091
  04/30/2002                   27,281                  25,897
  07/31/2002                   22,636                  22,015
  10/31/2002                   22,356                  21,490
  01/31/2003                   23,572                  20,858
  04/30/2003                   25,356                  22,451
  07/31/2003                   27,478                  24,357
  10/31/2003                   29,481                  25,958
  01/31/2004                   31,909                  28,064
  04/30/2004                   31,157                  27,585
  07/31/2004                   31,595                  27,563
  10/31/2004                   32,367                  28,401

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 3.97%   5-Year 2.93%   10-Year 12.46%


                      12 | OPPENHEIMER QUEST BALANCED FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Quest Balanced Fund SM (Class C)

    S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer Quest
                          Balanced Fund SM
     Date                     (Class C)            S&P 500 Index

  10/31/1994                   10,000                   10,000
  01/31/1995                    9,717                   10,032
  04/30/1995                   10,867                   11,046
  07/31/1995                   12,091                   12,142
  10/31/1995                   11,538                   12,641
  01/31/1996                   12,541                   13,907
  04/30/1996                   13,064                   14,380
  07/31/1996                   12,755                   14,152
  10/31/1996                   13,957                   15,685
  01/31/1997                   15,069                   17,568
  04/30/1997                   14,718                   17,992
  07/31/1997                   17,099                   21,527
  10/31/1997                   17,378                   20,720
  01/31/1998                   18,823                   22,294
  04/30/1998                   20,938                   25,381
  07/31/1998                   20,306                   25,683
  10/31/1998                   22,090                   25,280
  01/31/1999                   25,240                   29,541
  04/30/1999                   26,475                   30,921
  07/31/1999                   26,535                   30,872
  10/31/1999                   26,685                   31,768
  01/31/2000                   26,077                   32,596
  04/30/2000                   26,392                   34,050
  07/31/2000                   25,675                   33,640
  10/31/2000                   28,046                   33,699
  01/31/2001                   29,926                   32,303
  04/30/2001                   30,524                   29,636
  07/31/2001                   30,272                   28,822
  10/31/2001                   28,342                   25,312
  01/31/2002                   28,469                   27,091
  04/30/2002                   26,957                   25,897
  07/31/2002                   22,332                   22,015
  10/31/2002                   21,995                   21,490
  01/31/2003                   23,167                   20,858
  04/30/2003                   24,895                   22,451
  07/31/2003                   26,908                   24,357
  10/31/2003                   28,810                   25,958
  01/31/2004                   31,137                   28,064
  04/30/2004                   30,343                   27,585
  07/31/2004                   30,731                   27,563
  10/31/2004                   31,432                   28,401

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 8.10%   5-Year 3.33%   10-Year 12.13%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 16 FOR FURTHER INFORMATION.


                      13 | OPPENHEIMER QUEST BALANCED FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Quest Balanced Fund SM (Class N)

    S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer Quest
                          Balanced Fund SM
     Date                     (Class N)            S&P 500 Index

  03/01/2001                   10,000                   10,000
  04/30/2001                   10,345                   10,094
  07/31/2001                   10,271                    9,817
  10/31/2001                    9,630                    8,621
  01/31/2002                    9,690                    9,227
  04/30/2002                    9,183                    8,821
  07/31/2002                    7,616                    7,499
  10/31/2002                    7,512                    7,320
  01/31/2003                    7,920                    7,104
  04/30/2003                    8,514                    7,647
  07/31/2003                    9,219                    8,296
  10/31/2003                    9,879                    8,841
  01/31/2004                   10,686                    9,559
  04/30/2004                   10,420                    9,396
  07/31/2004                   10,567                    9,388
  10/31/2004                   10,814                    9,674

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 8.47%   5-Year N/A   Since Inception(3/1/01) 2.16%


                      14 | OPPENHEIMER QUEST BALANCED FUND

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Quest Balanced Fund SM (Class Y)

    S&P 500 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer Quest
                          Balanced Fund SM
     Date                     (Class Y)            S&P 500 Index

  05/01/2000                   10,000                   10,000
  07/31/2000                    9,795                    9,879
  10/31/2000                   10,732                    9,897
  01/31/2001                   11,482                    9,487
  04/30/2001                   11,740                    8,703
  07/31/2001                   11,677                    8,464
  10/31/2001                   10,962                    7,434
  01/31/2002                   11,046                    7,956
  04/30/2002                   10,484                    7,605
  07/31/2002                    8,712                    6,466
  10/31/2002                    8,607                    6,311
  01/31/2003                    9,089                    6,126
  04/30/2003                    9,787                    6,594
  07/31/2003                   10,611                    7,153
  10/31/2003                   11,396                    7,623
  01/31/2004                   12,344                    8,242
  04/30/2004                   12,058                    8,101
  07/31/2004                   12,247                    8,095
  10/31/2004                   12,555                    8,341

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/04

1-Year 10.17%   5-Year N/A   Since Inception(5/1/00) 5.19%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                      15 | OPPENHEIMER QUEST BALANCED FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor during the period was OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio manager during the period was employed by the Fund's subadvisor.

CLASS A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.15% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after -conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      16 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      17 | OPPENHEIMER QUEST BALANCED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          BEGINNING      ENDING         EXPENSES
                          ACCOUNT        ACCOUNT        PAID DURING
                          VALUE          VALUE          6 MONTHS ENDED
                          (5/1/04)       (10/31/04)     OCTOBER 31, 2004
------------------------------------------------------------------------
Class A Actual            $ 1,000.00     $ 1,038.90     $  6.17
------------------------------------------------------------------------
Class A Hypothetical        1,000.00       1,019.10        6.11
------------------------------------------------------------------------
Class B Actual              1,000.00       1,035.30       10.23
------------------------------------------------------------------------
Class B Hypothetical        1,000.00       1,015.13       10.13
------------------------------------------------------------------------
Class C Actual              1,000.00       1,035.90        9.92
------------------------------------------------------------------------
Class C Hypothetical        1,000.00       1,015.43        9.82
------------------------------------------------------------------------
Class N Actual              1,000.00       1,037.80        7.92
------------------------------------------------------------------------
Class N Hypothetical        1,000.00       1,017.39        7.84
------------------------------------------------------------------------
Class Y Actual              1,000.00       1,041.20        4.63
------------------------------------------------------------------------
Class Y Hypothetical        1,000.00       1,020.61        4.58

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.20%
------------------------
Class B        1.99
------------------------
Class C        1.93
------------------------
Class N        1.54
------------------------
Class Y        0.90


                      18 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  October 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--72.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.9%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.8%
Royal Caribbean Cruises Ltd.                           5,845,400   $ 272,395,640
--------------------------------------------------------------------------------
MEDIA--3.7%
DirecTV Group, Inc. (The) 1                           16,000,000     268,320,000
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Dollar General Corp.                                   5,200,000     100,100,000
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
Abercrombie & Fitch Co., Cl. A                         1,344,600      52,681,428
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                  10,098,500     163,494,715
--------------------------------------------------------------------------------
Tiffany & Co.                                            294,800       8,646,484
                                                                   -------------
                                                                     224,822,627

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.5%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.5%
Wal-Mart Stores, Inc.                                  6,000,000     323,520,000
--------------------------------------------------------------------------------
ENERGY--9.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Nabors Industries Ltd. 1                                 500,000      24,560,000
--------------------------------------------------------------------------------
OIL & GAS--8.8%
BP plc, ADR                                            3,000,000     174,750,000
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                    2,000,000     106,120,000
--------------------------------------------------------------------------------
ConocoPhillips                                         4,250,000     358,317,500
                                                                   -------------
                                                                     639,187,500

--------------------------------------------------------------------------------
FINANCIALS--12.2%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
American Express Co.                                   3,000,000     159,210,000
--------------------------------------------------------------------------------
INSURANCE--10.0%
AMBAC Financial Group, Inc.                            2,000,000     156,120,000
--------------------------------------------------------------------------------
American International Group, Inc.                     3,000,000     182,130,000
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)          4,500,000     263,160,000
--------------------------------------------------------------------------------
UnumProvident Corp.                                    9,000,000     122,940,000
                                                                   -------------
                                                                     724,350,000

--------------------------------------------------------------------------------
HEALTH CARE--10.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.8%
Amgen, Inc. 1                                          2,000,000     113,600,000
--------------------------------------------------------------------------------
Wyeth                                                  2,206,400      87,483,760
                                                                   -------------
                                                                     201,083,760


                      19 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------
                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Anthem, Inc. 1                                         1,300,000   $ 104,520,000
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.5%
Pfizer, Inc.                                           5,000,000     144,750,000
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                 9,000,000     328,500,000
                                                                   -------------
                                                                     473,250,000

--------------------------------------------------------------------------------
INDUSTRIALS--2.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
ChoicePoint, Inc. 1                                    2,200,000      91,586,000
--------------------------------------------------------------------------------
MACHINERY--1.1%
SPX Corp.                                              2,157,700      82,747,795
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.5%
Cisco Systems, Inc. 1                                  9,624,400     184,884,724
--------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                  22,000,000      69,740,000
                                                                   -------------
                                                                     254,624,724

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Flextronics International Ltd. 1                      12,400,000     149,420,000
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.9%
Freescale Semiconductor, Inc., Cl. A 1                 4,500,000      69,930,000
--------------------------------------------------------------------------------
Intel Corp.                                            8,500,000     189,210,000
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               10,000,000     244,500,000
                                                                   -------------
                                                                     503,640,000

--------------------------------------------------------------------------------
SOFTWARE--0.8%
Cadence Design Systems, Inc. 1                         4,394,400      54,666,336
--------------------------------------------------------------------------------
MATERIALS--8.4%
--------------------------------------------------------------------------------
METALS & MINING--5.9%
Alcan, Inc.                                            4,700,000     217,704,000
--------------------------------------------------------------------------------
Inco Ltd. 1                                            5,900,000     208,860,000
                                                                   -------------
                                                                     426,564,000

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.5%
International Paper Co.                                4,800,000     184,848,000
                                                                   -------------
Total Common Stocks (Cost $4,906,569,793)                          5,263,416,382

                                                           UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Conseco, Inc. Wts., Exp. 9/10/08 1 (Cost $1,000,000)     200,000         472,000


                      20 | OPPENHEIMER QUEST BALANCED FUND

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.9%
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
1.625%, 3/31/05                                     $221,200,000   $ 220,871,739
2.625%, 3/15/09                                       65,155,000      63,724,652
                                                                   -------------
Total U.S. Government Obligations
 (Cost $280,949,359)                                                 284,596,391

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--22.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.9%
--------------------------------------------------------------------------------
AUTOMOBILES--1.4%
DaimlerChrysler North America Holding Corp.:
3.40% Nts., Series D, 12/15/04                        19,480,000      19,493,227
7.40% Unsec. Nts., 1/20/05                            14,600,000      14,755,329
--------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                   7,610,000       7,432,337
--------------------------------------------------------------------------------
Ford Motor Credit Co., 6.125% Unsec. Nts., 1/9/06     20,060,000      20,732,792
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75% Nts., 1/15/06  38,505,000      39,861,570
                                                                   -------------
                                                                     102,275,255

--------------------------------------------------------------------------------
MEDIA--1.5%
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13   8,500,000      11,016,697
--------------------------------------------------------------------------------
Time Warner, Inc., 5.625% Sr. Unsec. Nts., 5/1/05     29,270,000      29,715,606
--------------------------------------------------------------------------------
Viacom, Inc., 6.40% Sr. Nts., 1/30/06                 38,950,000      40,730,171
--------------------------------------------------------------------------------
Walt Disney Co. (The), 7.30% Nts., 2/8/05             24,340,000      24,660,655
                                                                   -------------
                                                                     106,123,129

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
--------------------------------------------------------------------------------
BEVERAGES--0.6%
Coca-Cola Enterprises, Inc., 5.25% Unsec. Unsub.
 Nts., 5/15/07                                        41,139,000      43,297,399
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
CVS Corp., 3.875% Unsec. Nts., 11/1/07                24,360,000      24,786,032
--------------------------------------------------------------------------------
Safeway, Inc., 6.15% Sr. Unsec. Nts., 3/1/06          40,125,000      41,805,555
                                                                   -------------
                                                                      66,591,587

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
General Mills, Inc., 2.625% Unsec. Unsub.
 Nts., 10/24/06                                       43,810,000      43,398,142
--------------------------------------------------------------------------------
Kellogg Co., 2.875% Nts., 6/1/08                      33,760,000      33,117,277
--------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06               36,610,000      37,698,598
--------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06     24,350,000      26,145,545
                                                                   -------------
                                                                     140,359,562

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Proctor & Gamble Co. (The), 3.50% Nts., 12/15/08      33,490,000      33,685,180


                      21 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY--1.2%
--------------------------------------------------------------------------------
OIL & GAS--1.2%
ChevronTexaco Capital Co., 3.50% Nts., 9/17/07      $ 43,790,000   $  44,357,037
--------------------------------------------------------------------------------
ConocoPhillips, 3.625% Sr. Unsec. Nts., 10/15/07      40,890,000      41,329,731
                                                                   -------------
                                                                      85,686,768

--------------------------------------------------------------------------------
FINANCIALS--6.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Credit Suisse First Boston, Inc. (USA), 5.75%
 Nts., 4/15/07                                        32,620,000      34,638,982
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Household Finance Corp., 7% Nts., 5/15/12             20,000,000      23,140,420
--------------------------------------------------------------------------------
KeyCorp, 2.75% Sr. Nts., Series G, 2/27/07            43,615,000      43,262,329
--------------------------------------------------------------------------------
US Bank NA, 2.85% Nts., 11/15/06                      40,300,000      40,295,325
--------------------------------------------------------------------------------
Wachovia Corp., 4.95% Nts., 11/1/06                   40,680,000      42,303,010
                                                                   -------------
                                                                     149,001,084

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
American Express Credit Corp., 3% Nts., 5/16/08       19,460,000      19,196,434
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
American Express Co., 5.50% Nts., 9/12/06             41,100,000      43,062,607
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 6.25% Sr. Unsec.
 Nts., 7/15/05                                        24,860,000      25,513,122
--------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub.
 Nts., 4/2/12                                         15,000,000      17,881,845
--------------------------------------------------------------------------------
Citigroup, Inc.:
5% Nts., 3/6/07                                       26,426,000      27,587,978
6% Nts., 2/21/12                                      15,000,000      16,667,625
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70%
 Sr. Unsec. Nts., 9/1/12                              25,000,000      26,670,525
--------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.25% Nts., 5/30/07             46,725,000      49,033,589
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.15% Nts.,
 Series B, 1/26/06                                    38,390,000      40,016,815
                                                                   -------------
                                                                     246,434,106

--------------------------------------------------------------------------------
INSURANCE--0.6%
International Lease Finance Corp., 4% Nts.,
 Series O, 1/17/06                                    41,660,000      42,272,027
--------------------------------------------------------------------------------
HEALTH CARE--1.0%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Tenet Healthcare Corp., 5% Sr. Nts., 7/1/07           32,275,000      32,275,000
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
Bristol-Myers Squibb Co., 4.75% Nts., 10/1/06         38,950,000      40,260,668
--------------------------------------------------------------------------------
INDUSTRIALS--3.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Boeing Capital Corp., 6.50% Nts., 2/15/12             10,000,000      11,270,740
--------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06          40,930,000      40,578,207
--------------------------------------------------------------------------------
Northrop Grumman Corp., 4.079% Nts., 11/16/06         34,100,000      34,721,166
                                                                   -------------
                                                                      86,570,113


                      22 | OPPENHEIMER QUEST BALANCED FUND

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07              $ 43,830,000   $  43,315,260
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06        15,100,000      16,095,135
--------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr.
 Unsub. Nts., 11/15/08                                 8,740,000       9,647,256
                                                                   -------------
                                                                      25,742,391

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.6%
General Electric Capital Corp.:
5.35% Nts., Series A, 3/30/06                         24,340,000      25,243,744
6% Nts., 6/15/12                                      19,700,000      21,663,046
                                                                   -------------
                                                                      46,906,790

--------------------------------------------------------------------------------
MACHINERY--0.4%
John Deere Capital Corp., 3.125% Sr. Nts.,
 Series D, 12/15/05                                   29,200,000      29,314,084
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Motorola, Inc., 4.608% Nts., 11/16/07                 38,960,000      40,145,748
--------------------------------------------------------------------------------
MATERIALS--0.8%
--------------------------------------------------------------------------------
METALS & MINING--0.6%
Alcoa, Inc., 4.25% Sr. Unsec. Nts., 8/15/07           44,705,000      45,996,662
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05   11,091,000      11,207,866
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06      39,450,000      41,186,786
--------------------------------------------------------------------------------
Verizon Global Funding Corp.:
6.75% Sr. Unsec. Unsub. Nts., 12/1/05                 24,350,000      25,438,007
7.375% Sr. Nts., 9/1/12                               15,000,000      17,845,860
                                                                   -------------
                                                                      84,470,653

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Wireless Services, Inc., 7.35%
 Sr. Unsec. Nts., 3/1/06                              24,740,000      26,212,822
--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
Dominion Resources, Inc., 7.625% Sr. Unsec.
 Unsub. Nts., Series B, 7/15/05                       14,440,000      14,942,859
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Duke Capital LLC, 4.302% Sr. Unsec. Nts., 5/18/06     28,130,000      28,624,216
                                                                   -------------
Total Non-Convertible Corporate Bonds and Notes
 (Cost $1,606,757,969)                                             1,625,546,645


                      23 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL           VALUE
                                                         AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
SHORT-TERM NOTES--1.2%
--------------------------------------------------------------------------------
American Express Credit Corp., 1.70%, 11/2/04      $ 13,000,000  $   12,999,381
--------------------------------------------------------------------------------
Canadian Imperial Holdings, Inc., 1.89%, 12/1/04     25,000,000      24,960,624
--------------------------------------------------------------------------------
Federal Home Loan Bank, 1.69%, 11/1/04               48,003,000      48,003,000
                                                                 ---------------
Total Short-Term Notes (Cost $85,963,005)                            85,963,005

--------------------------------------------------------------------------------
Total Investments, at Value (excluding investments
 purchased with cash collateral from securities
 loaned) (Cost $6,881,240,126)                                    7,259,994,423

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.1%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.3%
Trust Money Market Securities 2                      10,000,000      10,000,000
White Hawk CDO Funding Corp. 2                       12,000,000      12,000,000
                                                                 ---------------
                                                                     22,000,000
--------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.0%
Protective Life Insurance Co. 2                       2,000,000       2,000,000
--------------------------------------------------------------------------------
MEDIUM-TERM NOTES--0.9%
Deutsche Bank AG (GE) 2                              25,000,000      25,000,000
International Lease Finance Corp. 2                  40,127,968      40,127,968
                                                                 ---------------
                                                                     65,127,968
--------------------------------------------------------------------------------
TIME DEPOSITS--0.5%
Bank Nederlandse Gemeenten BNG 2                     25,000,000      25,000,000
Caja de Madrid 2                                     14,000,000      14,000,000
                                                                 ---------------
                                                                     39,000,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.4%
Greenwich Capital 2                                   8,291,990       8,291,990
UBS Securities LLC 2                                 30,764,400      30,764,400
UBS Securities LLC 2                                203,860,000     203,860,000
                                                                 ---------------
                                                                    242,916,390
Total Investments Purchased with Cash Collateral
from Securities Loaned (Cost $371,044,358)                          371,044,358

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,252,284,484)        105.1%   7,631,038,781
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (5.1)   (373,255,491)
                                                   -----------------------------

NET ASSETS                                               100.0%  $7,257,783,290
                                                   =============================
FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $391,744,555)
(cost $7,252,284,484)--see accompanying statement of investments                       $  7,631,038,781
--------------------------------------------------------------------------------------------------------
Cash                                                                                          1,354,443
--------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                             27,744,753
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                             49,309,329
Interest and dividends                                                                       25,505,722
Shares of beneficial interest sold                                                            7,927,456
Other                                                                                           151,094
                                                                                       -----------------
Total assets                                                                              7,743,031,578

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                  398,789,111
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                        70,294,980
Shares of beneficial interest redeemed                                                       12,334,325
Distribution and service plan fees                                                            1,471,082
Transfer and shareholder servicing agent fees                                                 1,262,383
Trustees' compensation                                                                          530,289
Shareholder communications                                                                      394,914
Other                                                                                           171,204
                                                                                       -----------------
Total liabilities                                                                           485,248,288

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $  7,257,783,290
                                                                                       =================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $     4,245,788
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                7,058,641,728
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                (518,804)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                               (183,339,719)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  378,754,297
                                                                                       -----------------
NET ASSETS                                                                             $  7,257,783,290
                                                                                       =================


                      25 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,054,761,474 and
177,656,623 shares of beneficial interest outstanding)                                         $  17.19
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                       $  18.24
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,549,068,929 and 149,851,508
shares of beneficial interest outstanding)                                                     $  17.01
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,207,728,547 and 70,974,694
shares of beneficial interest outstanding)                                                     $  17.02
-------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $207,449,822 and 12,165,656
shares of beneficial interest outstanding)                                                     $  17.05
-------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$238,774,518 and 13,930,350 shares of beneficial interest outstanding)                         $  17.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER QUEST BALANCED FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------
Interest                                                     $     53,905,201
------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,056,744)         52,980,496
------------------------------------------------------------------------------
Portfolio lending fees                                              1,244,910
                                                             -----------------
Total investment income                                           108,130,607

------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------
Management fees                                                    50,570,841
------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                             6,845,930
Class B                                                            24,952,922
Class C                                                            11,290,179
Class N                                                               898,689
------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                             5,581,622
Class B                                                             5,660,443
Class C                                                             1,936,187
Class N                                                               525,000
Class Y                                                               323,294
------------------------------------------------------------------------------
Shareholder communications:
Class A                                                               271,924
Class B                                                               486,354
Class C                                                               136,633
Class N                                                                 5,120
------------------------------------------------------------------------------
Trustees' compensation                                                234,490
------------------------------------------------------------------------------
Custodian fees and expenses                                            89,533
------------------------------------------------------------------------------
Other                                                                 184,452
                                                             -----------------
Total expenses                                                    109,993,613
Less reduction to custodian expenses                                  (18,426)
Less payments and waivers of expenses                                 (22,255)
                                                             -----------------
Net expenses                                                      109,952,932

------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                (1,822,325)

------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------
Net realized gain on:
Investments                                                       875,445,667
Net increase from payment by affiliate                              2,628,259
                                                             -----------------
Net realized gain                                                 878,073,926
------------------------------------------------------------------------------
Net change in unrealized appreciation on investments             (298,061,553)

------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $    578,190,048
                                                             =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      27 | OPPENHEIMER QUEST BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                   2004               2003
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income (loss)                                 $     (1,822,325)   $    37,392,073
-------------------------------------------------------------------------------------------------
Net realized gain                                                 878,073,926         76,105,001
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             (298,061,553)     1,233,709,607
                                                             ------------------------------------
Net increase in net assets resulting from operations              578,190,048      1,347,206,681

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (5,329,694)       (18,094,923)
Class B                                                                    --         (8,058,436)
Class C                                                                    --         (3,846,362)
Class N                                                               (50,738)          (766,994)
Class Y                                                              (811,934)        (1,843,901)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                           531,512,099        116,535,156
Class B                                                            33,158,209         24,803,540
Class C                                                           132,642,652           (900,239)
Class N                                                            49,356,993         27,405,091
Class Y                                                            37,480,083         25,736,832

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                  1,356,147,718      1,508,176,445
-------------------------------------------------------------------------------------------------
Beginning of period                                             5,901,635,572      4,393,459,127
                                                             ------------------------------------
End of period (including accumulated net investment income
(loss) of $(518,804) and $1,979,679, respectively)           $  7,257,783,290    $ 5,901,635,572
                                                             ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      28 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                     2004                2003             2002             2001            2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    15.69       $       12.02       $    16.09       $    16.66    $      16.41
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .07                 .16              .17              .46             .36
Net realized and unrealized gain (loss)                1.46                3.64            (3.53)            (.20)            .55
                                                 -----------------------------------------------------------------------------------
Total from investment operations                       1.53                3.80            (3.36)             .26             .91
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.03)               (.13)            (.27)            (.53)           (.28)
Distributions from net realized gain                     --                  --             (.44)            (.30)           (.38)
                                                 -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.03)               (.13)            (.71)            (.83)           (.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    17.19       $       15.69       $    12.02       $    16.09    $      16.66
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     9.79%              31.87%          (21.88)%           1.64%           5.78%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $3,054,761       $   2,287,707       $1,667,143       $1,763,404    $  1,027,560
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $2,759,594       $   1,902,499       $1,960,568       $1,353,860    $  1,020,483
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                  0.38%               1.60%            1.20%            2.61%           2.24%
Total expenses                                         1.21% 3,4           1.38% 3,4        1.51% 3,4        1.47% 3         1.45% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 106%                 92%             108%              88%            105%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      29 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED OCTOBER 31,                     2004               2003            2002            2001             2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    15.61       $       11.98       $    16.00       $    16.52     $   16.28
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.07)                .06              .07              .35           .25
Net realized and unrealized gain (loss)                1.47                3.63            (3.52)            (.19)          .55
                                                 ---------------------------------------------------------------------------------
Total from investment operations                       1.40                3.69            (3.45)             .16           .80
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --                (.06)            (.13)            (.38)         (.18)
Distributions from net realized gain                     --                  --             (.44)            (.30)         (.38)
                                                 ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          --                (.06)            (.57)            (.68)         (.56)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    17.01       $       15.61       $    11.98       $    16.00     $   16.52
                                                 =================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     8.97%              30.89%          (22.38)%           1.03%         5.10%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $2,549,069       $   2,306,366       $1,759,167       $1,836,130     $ 925,476
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $2,495,872       $   1,985,215       $2,068,300       $1,307,367     $ 873,470
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                          (0.40)%              0.84%            0.56%            2.00%         1.64%
Total expenses                                         2.00% 3,4           2.15% 3,4        2.15% 3,4        2.07% 3       2.06% 3
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 106%                 92%             108%              88%          105%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      30 | OPPENHEIMER QUEST BALANCED FUND

CLASS C     YEAR ENDED OCTOBER 31,                     2004               2003             2002             2001             2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    15.60       $       11.97        $    16.00        $    16.51     $   16.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.06)                .07               .07               .34           .25
Net realized and unrealized gain (loss)                1.48                3.62             (3.52)             (.18)          .55
                                                 -----------------------------------------------------------------------------------
Total from investment operations                       1.42                3.69             (3.45)              .16           .80
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --                (.06)             (.14)             (.37)         (.18)
Distributions from net realized gain                     --                  --              (.44)             (.30)         (.38)
                                                 -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          --                (.06)             (.58)             (.67)         (.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    17.02       $       15.60        $    11.97        $    16.00     $   16.51
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                     9.10%              30.99%           (22.40)%            1.05%         5.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $1,207,729       $     982,288        $  763,338        $  751,229     $ 341,824
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,129,522       $     835,198        $  903,426        $  502,037     $ 336,336
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                          (0.34)%              0.92%             0.58%             2.00%         1.64%
Total expenses                                         1.94% 3,4           2.08% 3,4         2.13% 3,4         2.07% 3       2.06% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 106%                 92%              108%               88%          105%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      31 | OPPENHEIMER QUEST BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED OCTOBER 31,                               2004         2003        2002           2001 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    15.58     $   11.94     $  16.05      $   16.84
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .03           .11          .20            .22
Net realized and unrealized gain (loss)                          1.45          3.63        (3.56)          (.83)
                                                           ------------------------------------------------------
Total from investment operations                                 1.48          3.74        (3.36)          (.61)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.01)         (.10)        (.31)          (.18)
Distributions from net realized gain                               --            --         (.44)            --
                                                           ------------------------------------------------------
Total dividends and/or distributions to shareholders             (.01)         (.10)        (.75)          (.18)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    17.05     $   15.58     $  11.94      $   16.05
                                                           ======================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               9.47%        31.50%      (21.99)%        (3.71)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  207,450     $ 142,866     $ 85,744      $  19,649
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  180,201     $ 112,416     $ 70,477      $   4,977
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                            0.04%         1.23%        1.07%          2.75%
Total expenses                                                   1.55%         1.74%        1.67%          1.58%
Expenses after payments and waivers and
reduction to custodian expenses                                   N/A 4        1.70%         N/A 4,5        N/A 4
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           106%           92%         108%            88%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      32 | OPPENHEIMER QUEST BALANCED FUND

CLASS Y     YEAR ENDED OCTOBER 31,                     2004               2003            2002            2001           2000 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    15.62      $       11.96      $    16.05       $    16.67     $       15.65
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .12                .20             .25              .74               .15
Net realized and unrealized gain (loss)                1.46               3.64           (3.52)            (.40)              .99
                                                 -----------------------------------------------------------------------------------
Total from investment operations                       1.58               3.84           (3.27)             .34              1.14
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.06)              (.18)           (.38)            (.66)             (.12)
Distributions from net realized gain                     --                 --            (.44)            (.30)               --
                                                 -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.06)              (.18)           (.82)            (.96)             (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    17.14      $       15.62      $    11.96       $    16.05     $       16.67
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    10.17%             32.40%         (21.48)%           2.14%             7.32%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  238,775      $     182,409      $  118,068       $  134,654     $         144
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  216,973      $     145,793      $  137,322       $   77,394     $          32
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.70%              1.89%           1.75%            2.97%             2.46%
Total expenses                                         0.90% 4            1.05% 4         0.96% 4,5        1.00% 4           0.98% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 106%                92%            108%              88%              105%

1. For the period from May 1, 2000 (inception of offering) to October 31, 2000.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      33 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Balanced Fund (the Fund), formerly Oppenheimer Quest Balanced Value Fund, a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a combination of growth of capital and investment income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a subadvisory agreement with OpCap Advisors.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair


                      34 | OPPENHEIMER QUEST BALANCED FUND
value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                      35 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued


                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
   ------------------------------------------------------------------------
   $ --                      $ --        $ 181,820,457        $ 377,235,039

1. As of October 31, 2004, the Fund had $181,820,457 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2004, details of the capital loss carryforward were as follows:

                       EXPIRING
                       ------------------------
                       2010       $ 181,820,457

2. During the fiscal year ended October 31, 2004, the Fund utilized $876,964,925 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended October 31, 2003, the Fund utilized $28,726,716 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2004. Net assets of the Fund were unaffected by the reclassifications.
                                                            INCREASE TO
                                      REDUCTION TO      ACCUMULATED NET
                REDUCTION TO       ACCUMULATED NET        REALIZED LOSS
                PAID-IN CAPITAL    INVESTMENT LOSS       ON INVESTMENTS
                -------------------------------------------------------
                $ 2,887,949            $ 5,516,208          $ 2,628,259

The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 was as follows:

                                        YEAR ENDED           YEAR ENDED
                                  OCTOBER 31, 2004     OCTOBER 31, 2003
      -----------------------------------------------------------------
      Distributions paid from:
      Ordinary income                  $ 6,192,366         $ 32,610,616

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                      36 | OPPENHEIMER QUEST BALANCED FUND

                 Federal tax cost of securities    $  7,253,803,742
                                                   =================

                 Gross unrealized appreciation     $    489,766,765
                 Gross unrealized depreciation         (112,531,726)
                                                   -----------------
                 Net unrealized appreciation       $    377,235,039
                                                   =================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2004, the Fund's projected benefit obligations were increased by $105,807 and payments of $8,643 were made to retired trustees, resulting in an accumulated liability of $493,757 as of October 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                      37 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED OCTOBER 31, 2004        YEAR ENDED OCTOBER 31, 2003
                                 SHARES            AMOUNT          SHARES             AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                         63,546,703    $1,061,970,225      44,599,273     $  625,350,191
Dividends and/or
distributions reinvested        289,741         4,693,898       1,211,270         15,682,192
Redeemed                    (32,026,858)     (535,152,024)    (38,714,556)      (524,497,227)
                            -----------------------------------------------------------------
Net increase                 31,809,586      $531,512,099       7,095,987     $  116,535,156
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         25,825,685    $  427,597,730      26,928,476     $  374,945,073
Dividends and/or
distributions reinvested             --                --         526,821          6,544,923
Redeemed                    (23,752,602)     (394,439,521)    (26,540,590)      (356,686,456)
                            -----------------------------------------------------------------
Net increase                  2,073,083    $   33,158,209         914,707     $   24,803,540
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                         18,943,131    $  313,720,431      13,717,232     $  193,481,707
Dividends and/or
distributions reinvested             --                --         237,055          2,946,014
Redeemed                    (10,924,983)     (181,077,779)    (14,751,471)      (197,327,960)
                            -----------------------------------------------------------------
Net increase (decrease)       8,018,148    $  132,642,652        (797,184)    $     (900,239)
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                          6,779,800    $  112,445,795       4,959,184     $   68,509,566
Dividends and/or
distributions reinvested          3,094            49,396          59,656            756,892
Redeemed                     (3,787,108)      (63,138,198)     (3,028,836)       (41,861,367)
                            -----------------------------------------------------------------
Net increase                  2,995,786    $   49,356,993       1,990,004     $   27,405,091
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                          5,092,722    $   84,840,588       3,864,165     $   53,749,796
Dividends and/or
distributions reinvested         50,227           811,929         141,014          1,843,889
Redeemed                     (2,893,159)      (48,172,434)     (2,193,394)       (29,856,853)
                            -----------------------------------------------------------------
Net increase                  2,249,790    $   37,480,083       1,811,785     $   25,736,832
                            =================================================================


                      38 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended October 31, 2004, were $5,989,574,445 and $4,418,554,146, respectively. There were purchases of $1,497,698,090 and sales of $1,974,055,866 of U.S. government and government agency obligations for the year ended October 31, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2004, the agreement provides for a fee at an annual rate of 0.85% of the first $1 billion of average annual net assets of the Fund, 0.81% of the next $2 billion, 0.76% of the next $1 billion, 0.71% of the next $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, 0.55% of the next $1 billion and 0.50% of average annual net assets in excess of $8 billion. From June 15, 2003 through December 31, 2003, the annual advisory fee rate was: 0.85% of the first $1 billion of average annual net assets of the Fund, 0.81% of the next $2 billion, 0.76% of the next $1 billion, 0.71% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $6 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. The Manager pays the Sub-Advisor a monthly fee based on the fee schedule set forth in the Fund's prospectus. For the year ended October 31, 2004, the Manager paid $15,004,710 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2004, the Fund paid $13,967,672 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to


                      39 | OPPENHEIMER QUEST BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B, Class C and Class N shares were $60,959,378, $20,556,604 and $3,804,005, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A         CLASS B         CLASS C        CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT     CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED       DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------------------------
October 31, 2004       $ 3,479,343        $ 55,427     $ 4,944,985       $ 146,159      $ 276,218

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $2,628,259, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2004, OFS waived $7,944, $11,955 and $2,356 for Class A, Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.


                      40 | OPPENHEIMER QUEST BALANCED FUND

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of October 31, 2004, the Fund had on loan securities valued at $391,744,555. Cash of $398,789,111 was received as collateral for the loans, of which $371,044,358 has been invested in approved instruments.

--------------------------------------------------------------------------------
6. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                      41 | OPPENHEIMER QUEST BALANCED FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER QUEST FOR VALUE FUNDS:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest Balanced Fund formerly Oppenheimer Quest Balanced Value Fund (one of the portfolios constituting the Oppenheimer Quest For Value Funds), including the statement of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Balanced Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 16, 2004


                      42 | OPPENHEIMER QUEST BALANCED FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $48,972,638 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      43 | OPPENHEIMER QUEST BALANCED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      44 | OPPENHEIMER QUEST BALANCED FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE   BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                       CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,            Principal of Courtney Associates, Inc. (venture capital firm); former General
Chairman of the Board of       Partner of Trivest Venture Fund (private venture capital fund); former President
Trustees,                      of Investment Counseling Federated Investors, Inc.; Trustee of the following
Trustee (since 1987)           open-end investment companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free
Age: 71                        Trust of Arizona and 4 funds for the Hawaiian Tax Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,               Principal of Clinton Management Associates, a financial and venture capital
Trustee (since 1987)           consulting firm; Trustee of the following open-end investment companies:
Age: 72                        Trustee of Capital Cash Management Trust, Prime Cash Fund, PIMCO ADVISORS VIT and
                               Narragansett Insured Tax-Free Income Fund. Formerly a director of OCC Cash
                               Reserves, Inc. (open-end investment company) (1989-December 2002). Oversees 11 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,               A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1998)           OppenheimerFunds complex.
Age: 71

LACY B. HERRMANN,              Chairman and Chief Executive Officer of Aquila Management Corporation,
Trustee (since 1987)           the sponsoring organization and manager, administrator and/or sub-adviser to
Age: 75                        the following open-end investment companies, and Chairman of the Board of
                               Trustees and President of each: Churchill Cash Reserves Trust, Aquila-Cascadia
                               Equity Fund, Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free
                               Income Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky,
                               Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona,
                               and Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT; Vice President,
                               Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of
                               Capital Cash Management Trust ("CCMT"), and an Officer and Trustee/Director of its
                               predecessors; President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a Director of InCap Management
                               Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short
                               Term Asset Reserves; Trustee Emeritus of Brown University. Formerly Chairman of
                               the Board of Trustees and President of Hawaiian Tax-Free Trust. Oversees 11
                               portfolios in the OppenheimerFunds complex.

BRIAN WRUBLE,                  General Partner (since September 1995) of Odyssey Partners, L.P. (hedge funds
Trustee (since 2001)           in distribution since 1/1/97); Director (since September 2004) of Special Value
Age: 61                        Opportunities Fund, LLC; Investment Advisory Board (since October 2004) of Zurich
                               Financial Services; Board of Governing Trustees (since August 1990) of The
                               Jackson Laboratory (genetics laboratory, non profit); Trustee (since May 1992) of
                               Institute for Advanced Study (educational institute); Formerly Special Limited
                               Partner (1999-2004) and Managing Principal (through December 1998) of Odyssey
                               Investment Partners, LLC (private equity investment); Trustee (2000-2002) of
                               Research Foundation of AIMR (investment research, non-profit); Governor, Jerome
                               Levy Economics Institute of Bard College (economics research) (August
                               1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm)
                               (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.


                      45 | OPPENHEIMER QUEST BALANCED FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MURPHY
                               AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                               10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL,
                               CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS RESIGNATION,
                               DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)         (since September 2000) of the Manager; President and a director or trustee of
Age: 55                        other Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
                               Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer
                               Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder
                               Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                               OppenheimerFunds Legacy Program (a charitable trust program established by the
                               Manager); a director of the following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                               Corporation, Trinity Investment Management Corporation and Tremont Capital
                               Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                               and OFI Private Investments, Inc. (since July 2001); President (since November 1,
                               2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                               Executive Vice President (since February 1997) of Massachusetts Mutual Life
                               Insurance Company (the Manager's parent company); a director (since June 1995)
                               of DLB Acquisition Corporation (a holding company that owns the shares of Babson
                               Capital Management LLC); a member of the Investment Company Institute's Board of
                               Governors (elected to serve from October 3, 2003 through September 30, 2006).
                               Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                               President and trustee (November 1999-November 2001) of MML Series Investment Fund
                               and MassMutual Institutional Funds (open-end investment companies); a director
                               (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                               Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                               Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                               Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                               Oversees 60 portfolios as Trustee/Director and 24 additional port- folios as
                               Officer in the OppenheimerFunds complex.

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)         of HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Age: 45                        Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
                               Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                               Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management, Inc.
                               (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                               non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                               (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager);
                               Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. Formerly
                               Assistant Treasurer of Centennial Asset Management Corporation (March 1999-October
                               2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                               Chief Operating Officer (March 1995-March 1999) at Bankers Trust Company-Mutual
                               Fund Services Division. An officer of 84 portfolios in the OppenheimerFunds complex.


                      46 | OPPENHEIMER QUEST BALANCED FUND

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since February
Secretary (since 2001)         2002) of the Manager; General Counsel and a director (since November 2001) of the
Age: 56                        Distributor; General Counsel (since November 2001) of Centennial Asset Management
                               Corporation; Senior Vice President and General Counsel (since November 2001) of
                               HarbourView Asset Management Corporation; Secretary and General Counsel (since
                               November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a
                               director (since October 1997) of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc; Vice President and a director (since November 2001) of
                               Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                               Oppenheimer Real Asset Management, Inc.; Senior Vice President, General Counsel
                               and a director (since November 2001) of Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust Company;
                               Vice President (since November 2001) of OppenheimerFunds Legacy Program; Senior
                               Vice President and General Counsel (since November 2001) of OFI Institutional
                               Asset Management, Inc.; a director (since June 2003) of OppenheimerFunds (Asia)
                               Limited. Formerly Senior Vice President (May 1985-December 2003), Acting General
                               Counsel (November 2001-February 2002) and Associate General Counsel (May
                               1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services,
                               Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                               1989-November 2001); and OppenheimerFunds International Ltd. (October
                               1997-November 2001). An officer of 84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and             Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Chief Compliance Officer       Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
(since 2004)                   (until February 2004) Vice President and Director of Internal Audit of the
Age: 54                        Manager. An officer of 84 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                      47 | OPPENHEIMER QUEST BALANCED FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $35,000 in fiscal 2004 and $30,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal year.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal year 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $791 in fiscal 2004 and $795 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include the cost to the principal accountant of attending audit committee meetings.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $46,291 in fiscal 2004 and $5,795 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

        The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)